Labor Obligations	12 Months Ended
Dec. 31, 2011
Labor Obligations [Abstract]
Labor obligations
12.	Labor obligations

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), net periodic cost associated with labor obligations was $150, $0, $208 and $274, respectively. Other disclosures required by U.S. GAAP are not considered material.